UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     November 10, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $113,343 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     2587    55000 SH       SOLE                     2587        0        0
BERKLEY W R CORP               COM              084423102     6113   145000 SH       SOLE                     6113        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6932       80 SH       SOLE                     6932        0        0
BLOCKBUSTER INC                CL A             093679108      759   100000 SH       SOLE                      759        0        0
COMPUTER ASSOC INTL INC        COM              204912109    11572   440000 SH       SOLE                    11572        0        0
DANIELSON HLDG CORP            COM              236274106      714   117300 SH       SOLE                      714        0        0
ENCORE ACQUISITION CO          COM              29255W100     5175   150000 SH       SOLE                     5175        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     6524   100000 SH       SOLE                     6524        0        0
GENITOPE CORP                  COM              37229P507     2439   247100 SH       SOLE                     2439        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109     2728   100000 SH       SOLE                     2728        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102     3065   150000 SH       SOLE                     3065        0        0
HOLLYWOOD ENTMT CORP           COM              436141105     5922   600000 SH       SOLE                     5922        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    10120   400000 SH       SOLE                    10120        0        0
MOVIE GALLERY INC              COM              624581104     7012   400000 SH       SOLE                     7012        0        0
NETFLIX COM INC                COM              64110L106     1157    75000 SH       SOLE                     1157        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      370    16857 SH       SOLE                      370        0        0
PINNACLE AIRL CORP             COM              723443107     4214   417200 SH       SOLE                     4214        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     9072   300000 SH       SOLE                     9072        0        0
TRM CORP                       COM              872636105     5715   300000 SH       SOLE                     5715        0        0
UNITED AUTO GROUP INC          COM              909440109     5018   200000 SH       SOLE                     5018        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208     8655   250000 SH       SOLE                     8655        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108     7480   200000 SH       SOLE                     7480        0        0